Investment Properties, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Income relating to variable lease payments for operating leases that do not depend on index or rate	$ 74	$ 64	$ 28